EARNINGS PER COMMON SHARE (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Numerator:
Net earnings	$ 4,387,817	27,276,435	23,207,990	55,841,470
Less: Dividends paid to participating securities			(525,049)	(1,476,269)
Net earnings attributable to participating securities		(509,201)
Net earnings available to common shareholders		26,767,234	22,682,941	54,365,201
Denominator for basic earnings per share:
Weighted average common shares outstanding	45,227,159	45,227,159	44,967,823	44,713,418
Plus: Incremental shares issuable upon exercise of share options	4,396	4,396	147,794	951,469
Denominator for diluted earnings per share	45,231,555	45,231,555	45,115,617	45,664,887
Basic earnings per common share	$ 0.10	0.59	0.50	1.22
Diluted earnings per common share	$ 0.10	0.59	0.50	1.19
Shares issuable under share options	3,914,667	3,914,667	1,134,742	100,000